BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED JANUARY 26, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 28, 2025, AS SUPPLEMENTED
Morgan Stanley Discovery Portfolio
Effective immediately, David Cohen will no longer serve as a portfolio manager of the Morgan Stanley Discovery Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective immediately, all references to Mr. Cohen in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio will be deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE